Schedule of Investments (unaudited) July 31, 2019	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 92.2%

Argentina — 3.8%
Banco Macro SA — ADR	20,861	$1,445,250
Globant SA(a)	14,760	1,564,560
Pampa Energia SA — ADR(a)	24,500	806,050
YPF SA, ADR	138,950	2,285,728

		6,101,588

Brazil — 65.5%
AMBEV SA — ADR	1,363,930	7,187,911
Azul SA — ADR(a)(b)	52,461	2,135,163
B3 SA — Brasil Bolsa Balcao	589,820	6,520,499
Banco Bradesco SA — ADR	1,169,640	10,573,546
Banco do Brasil SA	427,000	5,507,079
BB Seguridade Participacoes SA	285,900	2,430,976
Cia Energetica de Minas Gerais, ADR	113,100	413,946
Cyrela Brazil Realty SA Empreendimentos e Participacoes	432,310	2,763,993
Energisa SA	192,000	2,485,307
Eneva SA(a)	269,906	1,830,327
Gerdau SA — ADR(b)	320,100	1,139,556
Hapvida Participacoes e Investimentos SA(c)	175,247	1,919,458
Iochpe-Maxion SA	322,913	1,847,103
Itau Unibanco Holding SA, Preference Shares — ADR	1,640,270	15,008,470
Linx SA	224,620	1,906,976
Localiza Rent a Car SA	229,520	2,646,214
Lojas Renner SA	30,416	378,252
MRV Engenharia e Participacoes SA	384,400	2,042,693
Natura Cosmeticos SA	25,122	402,665
Neoenergia SA	262,994	1,256,963
Oi SA(a)	3,459,900	1,414,295
Petrobras Distribuidora SA	195,987	1,366,031
Petroleo Brasileiro SA — ADR	1,115,800	15,969,254
Rumo SA(a)	758,253	4,355,184
Suzano SA	257,500	2,069,392
Vale SA — ADR	563,451	7,319,228
Via Varejo SA(a)	514,950	1,041,680

		103,932,161

Chile — 3.3%
Antofagasta PLC	267,000	3,012,514
Enersis Chile SA	24,063,260	2,181,028

		5,193,542

Colombia — 1.1%
Ecopetrol SA, — ADR	96,500	1,730,245

Mexico — 17.9%
America Movil SAB de CV, Class L — ADR	311,457	4,357,283
Arca Continental SAB de CV	437,464	2,326,826
Cemex SAB de CV — ADR(b)	402,500	1,432,900
Corp. Inmobiliaria Vesta SAB de CV	793,417	1,168,364
Fibra Uno Administracion SA de CV	1,441,800	1,853,058

Security	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV — ADR	68,365	$6,200,705
Grupo Aeroportuario del Pacifico SAB de CV, ADR	17,000	1,701,530
Grupo Aeroportuario del Pacifico SAB de CV, Class B	50,344	505,207
Grupo Bimbo SAB de CV, Series A	367,986	700,880
Grupo Cementos de Chihuahua SAB de CV	287,900	1,545,432
Grupo Financiero Banorte SAB de CV, Series O	1,110,393	5,590,279
Kimberly-Clark de Mexico SAB de CV, Class A	535,620	1,113,234

		28,495,698

Panama — 0.6%
Copa Holdings SA, Class A	10,000	1,011,000

Total Common Stocks — 92.2% (Cost — $104,246,856)		146,464,234

	Par (000)

Corporate Bonds — 0.1%

Brazil — 0.1%
Klabin SA:
7.25%, 06/15/20	BRL 22	93,651
1.00%, 06/15/22	11	43,223
Lupatech SA, 6.50%, 04/15/20(a)(d)(e)	2,128	—

Total Corporate Bonds — 0.1% (Cost — $1,291,907)		136,874

	Shares

Preferred Securities

Preferred Stocks — 6.3%

Brazil — 6.3%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	151,121	3,704,422
Cia Energetica de Minas Gerais, Preference Shares, 0.00%	670,900	2,485,759
Gerdau SA, Preference Shares, 0.00%	505,400	1,820,915
Lojas Americanas SA, Preference Shares, 0.00%	432,405	2,056,455

Total Preferred Stocks — 6.3% (Cost — $8,777,423)		10,067,551

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Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants — 0.0%

Brazil — 0.0%
Klabin SA (Expires 06/15/20)(a)(d)	22,282	$—

Total Warrants — 0.0% (Cost — $—)		—

Total Long-Term Investments — 98.6% (Cost — $114,316,186)		156,668,659

Security	Shares	Value

Short-Term Securities — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.45%(f)(g)	2,248,522	$2,248,522
SL Liquidity Series, LLC, Money Market Series, 2.50%(f)(g)	3,609,041	3,609,763

Total Short-Term Securities — 3.7% (Cost — $5,857,725)		5,858,285

Total Investments — 102.3% (Cost — $120,173,911)		162,526,944

Liabilities in Excess of Other Assets — (2.3)%		(3,721,923)

Net Assets — 100.0%		$158,805,021

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/30/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,756,487	(1,507,965)	2,248,522	$2,248,522	$29,636		$—	$—
SL Liquidity Series, LLC, Money Market Series	15,049,666	(11,440,625)	3,609,041	3,609,763	17,433	(b)	(1,189)	1,302

				$5,858,285	$47,069		$(1,189)	$1,302

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

BRL    Brazilian Real

Portfolio Abbreviations

ADR    American Depositary Receipts

OTC    Over-the-Counter

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Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks:
Argentina	$6,101,588	$—	$—		$6,101,588
Brazil	103,932,161	—	—		103,932,161
Chile	2,181,028	3,012,514	—		5,193,542
Colombia	1,730,245	—	—		1,730,245
Mexico	28,495,698	—	—		28,495,698
Panama	1,011,000	—	—		1,011,000
Corporate Bonds	—	136,874	0	(a)	136,874
Preferred Stocks	10,067,551	—	—		10,067,551
Warrants	—	—	0	(a)	0	(a)
Short-Term Securities	2,248,522	—	—		2,248,522

Subtotal	$155,767,793	$3,149,388	$—		$158,917,181

Investments Valued at NAV(b)					3,609,763

Total Investments	$155,767,793	$3,149,388	$—		$162,526,944

(a)	Rounds to less than $1.
(b)	As of July 31, 2019, certain of the Fund’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

.

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